Geographic Area Information (Tables)	12 Months Ended
Jul. 02, 2011
Geographic Area Information
Schedule Of Sales And Long-Lived Assets By Geographical Area

In millions	United States Netherlands		Spain	France	Other	Total
2011
Sales	$4,383	$ 977	$555	$562	$2,204	$8,681
Long-lived assets	1,460	302	188	346	485	2,781
2010
Sales	$4,315	$1,001	$607	$509	$1,907	$8,339
Long-lived assets	1,447	274	180	294	363	2,558
2009
Sales	$4,501	$987	$649	$526	$1,703	$8,366
Long-lived assets	1,482	345	244	316	386	2,773